DEBT - Bridge Financing - Initial Public Offering (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 21, 2021	Sep. 30, 2021	Sep. 30, 2021	Oct. 01, 2020
DEBT
Outstanding principal of convertible notes, converted	$ 5,500,000		$ 4,000,000
Accrued interest of convertible notes, converted	$ 1,300,000	$ 64,110
Number of shares issued upon conversion	1,206,614		842,429
Conversion price	$ 5.60	$ 5.60	$ 5.60
Payment of remaining principal balance		$ 3,000,000.0	$ 3,000,000
Bridge Notes
DEBT
Outstanding principal of convertible notes, converted			4,000,000,000,000
Accrued interest of convertible notes, converted			$ 717,646
Number of shares issued upon conversion			842,429
Conversion price		$ 5.60	$ 5.60
Gain on conversion			$ 9,746
Interest rate		15.00%	15.00%	30.00%
Maturity term			18 months
Payment of remaining principal balance		$ 3,000,000,000,000
Accrued interest			$ 717,646
Bridge notes outstanding		$ 0	$ 0